Trade Payables - Trade Payables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,328	¥ 1,782
RMB [member]
Disclosure of financial liabilities [line items]
Trade payables	891	1,587
USD [member]
Disclosure of financial liabilities [line items]
Trade payables	431	165
Others [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 6	¥ 30